Schedule I - Condensed Financial Information of Registrant - Stockholders' Equity - Common Stock Split and Dividends (Details) $ / shares in Units, $ in Thousands	May 25, 2016 USD ($) $ / shares	May 13, 2016
Common stock
Common stock dividends paid (in dollars) | $	$ 150,000
Common stock dividends paid (in dollars per share)	$ 1.94
Reduction in stock option exercise price (in dollars per share)	$ 1.94
Common stock
Common stock
Stock split ratio		6.1
Parent Company
Common stock
Common stock dividends paid (in dollars) | $	$ 150,000
Common stock dividends paid (in dollars per share)	$ 1.94
Reduction in stock option exercise price (in dollars per share)	$ 1.94
Parent Company | Common stock
Common stock
Stock split ratio		6.1